STOCK COMPENSATION (Details Narrative) - USD ($)							3 Months Ended				9 Months Ended	12 Months Ended
	Jul. 11, 2024	Apr. 16, 2024	Apr. 12, 2024	Apr. 12, 2024	Aug. 01, 2023	Aug. 15, 2022	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sale of stock description		on April 16, 2024 did not result in the Company regaining compliance. As a consequence, the Company is not eligible for a second 180 day period, because the Company does not meet the $5,000,000 minimum
Number of new stock issued	2,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross											30,000	135,500
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											$ 4.10	$ 50.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term												4 years 14 days
Stock option compensation expenses											$ 202,597	$ 867,110	$ 0
Unrecognized compensation cost							$ 0				0	251,256
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option compensation expenses											1,774,372	359,311
Unrecognized compensation cost							$ 0				$ 0	166,111
RSU granted fair value												$ 630,864
Directors and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross					135,500
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 50.00
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of new stock issued							522,757	100,698	157,983	172,500		172,500	192,500
2022 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Purchased for Award						218,647
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights						4%
2022 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sale of stock description			On April 12, 2024, the Board unanimously authorized and approved an amendment (“Plan Amendment”) to MGO’s 2022 Equity Incentive Plan (the “2022 Plan”) to increase the number of shares of the Company’s common stock, par value $0.00001 per share	On April 12, 2024, the Board unanimously authorized and approved an amendment (“Plan Amendment”) to MGO’s 2022 Equity Incentive Plan (the “2022 Plan”) to increase the number of shares of the Company’s common stock, par value $0.00001 per share
Number of new stock issued			205,071
2022 Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of new stock issued			182,451
Number of new stock increased			451,188